Federated Hermes MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—3.6%
111,944	[1]	AMC Networks, Inc.	$ 3,652,733
209,983	[1]	Cars.com, Inc.	2,335,011
123,404	[1]	EverQuote, Inc.	1,712,847
214,761	[1,2]	GOGO, Inc.	3,953,750
145,989	[1]	iHeartMedia, Inc.	2,334,364
334,423	[1]	Yelp, Inc.	10,878,780
		TOTAL	24,867,485
		Consumer Discretionary—13.5%
42,557	[1]	Abercrombie & Fitch Co., Class A	1,471,621
16,558		Academy Sports and Outdoors, Inc.	618,607
370,725	[2]	American Eagle Outfitters, Inc.	5,601,655
39,770		Bloomin Brands, Inc.	874,542
66,005	[1]	Boot Barn Holdings, Inc.	5,944,410
47,692	[1]	Brinker International, Inc.	1,732,650
68,457	[1]	Citi Trends, Inc.	1,914,742
20,819	[1]	CROCs, Inc.	1,383,006
218,229	[1]	Everi Holdings, Inc.	3,788,456
26,550	[1]	Fox Factory Holding Corp.	2,173,914
37,605	[1]	Funko, Inc.	612,586
51,427	[1]	Golden Entertainment, Inc.	2,466,439
60,344	[1]	GoPro, Inc.	538,269
161,079	[1,2]	Groupon, Inc.	3,142,651
170,348	[1,2]	GrowGeneration Corp.	1,006,757
14,753		Jack in the Box, Inc.	1,220,958
140,880	[1,2]	Kirkland’s, Inc.	1,018,562
8,911		Murphy USA, Inc.	2,081,610
6,772	[1]	Overstock.com, Inc.	227,268
973,950	[1,2]	Purple Innovation, Inc.	4,012,674
195,426	[1]	Quotient Technology, Inc.	1,037,712
112,128		Red Rock Resorts, Inc.	4,929,147
28,740	[1]	Revolve Group, Inc.	1,214,552
319,871	[1]	Sally Beauty Holdings, Inc.	4,836,450
73,160	[1]	SeaWorld Entertainment, Inc.	4,933,910
39,468		Shutterstock, Inc.	2,988,517
4,728	[1]	Skyline Corp.	241,317
15,189	[1,2]	Sleep Number Corp.	616,066
87,097		Smith & Wesson Brands, Inc.	1,195,842
371,132	[1]	Sonos, Inc.	8,469,232
1,150,558	[1]	Stitch Fix, Inc.	10,930,301
116,186	[1]	Target Hospitality Corp.	727,324
305,050	[1,2]	Workhorse Group, Inc.	918,201
452,659	[1]	WW International, Inc.	4,431,532
23,432	[1]	Xponential Fitness, Inc.	485,511
80,297	[1]	YETI Holdings, Inc.	3,924,114
		TOTAL	93,711,105
		Consumer Staples—3.1%
35,846	[1]	BJ’s Wholesale Club Holdings, Inc.	2,306,690

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
22,096	[1]	Central Garden & Pet Co., Class A	$ 914,332
9,766		Coca-Cola Bottling Co.	4,311,689
27,464	[1]	Sprouts Farmers Market, Inc.	818,427
148,264	[1]	The Duckhorn Portfolio, Inc.	2,879,287
60,989	[1]	The Simply Good Foods Co.	2,540,192
49,913	[1]	United Natural Foods, Inc.	2,142,765
274,616		Vector Group Ltd.	3,493,116
190,283	[1]	Vital Farms, Inc.	2,188,255
		TOTAL	21,594,753
		Energy—2.9%
99,432	[1]	Antero Resources Corp.	3,500,006
1,340		Arch Resources, Inc.	222,949
46,793	[1]	Centennial Resource Development, Inc.	362,178
342,154	[1]	Kosmos Energy Ltd.	2,312,961
200,678		Magnolia Oil & Gas Corp.	4,663,757
64,059	[1]	Nextier Oilfield Solutions, Inc.	706,571
10,008		Oasis Petroleum, Inc.	1,327,661
17,063		Ovintiv, Inc.	873,455
315,377	[1]	Southwestern Energy Co.	2,365,328
226,007	[1]	Talos Energy, Inc.	4,106,547
		TOTAL	20,441,413
		Financials—6.3%
24,541		CNB Financial Corp.	609,844
13,995		Cowen Group, Inc.	319,786
41,289	[1]	Customers Bancorp, Inc.	1,737,028
127,301	[1]	Donnelley Financial Solutions, Inc.	3,726,100
244,499		Eastern Bankshares, Inc.	4,684,601
198,631	[1]	eHealth, Inc.	1,598,979
347,863	[1]	Green Dot Corp.	9,211,412
36,685		Guaranty Bancshares, Inc.	1,261,964
88,064		Houlihan Lokey, Inc.	7,334,851
29,640	[1]	LendingTree, Inc.	2,354,009
172,214		Moelis & Co.	7,622,192
78,946	[1]	Open Lending	1,076,823
11,502		Origin Bancorp, Inc.	433,395
5,299	[1]	Palomar Holdings, Inc.	288,531
516,713	[1]	SelectQuote, Inc.	1,064,429
34,356		StepStone Group, Inc.	880,201
		TOTAL	44,204,145
		Health Care—24.1%
51,904	[3]	Adeptus Health, Inc.	0
962,850	[1,2]	Akebia Therapeutics, Inc.	399,775
15,725	[1]	Akero Therapeutics, Inc.	164,955
845,184	[1]	Alector, Inc.	8,113,766
520,385	[1,2]	Allakos, Inc.	1,961,851
291,482	[1]	Allogene Therapeutics, Inc.	2,433,875
174,010	[1,2]	Allovir, Inc.	791,746
84,180	[1]	Alx Oncology Holdings, Inc.	1,075,820
33,564	[1]	AMN Healthcare Services, Inc.	3,280,881
41,160	[1]	Amphastar Pharmaceuticals, Inc.	1,459,945
104,969	[1]	ANI Pharmaceuticals, Inc.	3,097,635
362,368	[1,2]	Assembly Biosciences, Inc.	637,768

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,571,748	[1]	Atea Pharmaceuticals, Inc.	$ 9,226,161
1,238,444	[1]	Berkeley Lights, Inc.	6,161,259
71,172	[1]	Cardiovascular Systems, Inc.	1,330,916
23,562	[1,2]	Cassava Sciences, Inc.	491,739
5,036	[1]	Castle Biosciences, Inc.	112,504
373,362	[1]	Catalyst Pharmaceutical Partners, Inc.	2,845,018
18,283	[1]	ChemoCentryx, Inc.	337,504
48,932	[1,2]	Co-Diagnostics, Inc.	215,301
111,511	[1]	Collegium Pharmaceutical, Inc.	1,795,327
282,125	[1]	Community Health Systems, Inc.	2,163,899
241,052	[1,2]	Cortexyme, Inc.	882,250
125,785	[1]	Cross Country Healthcare, Inc.	2,357,211
113,548	[1]	Cutera, Inc.	6,166,792
837,360	[1,2]	Deciphera Pharmaceuticals, Inc.	8,474,083
87,096	[1]	Denali Therapeutics, Inc.	2,072,885
73,633	[1]	Eagle Pharmaceuticals, Inc.	3,249,424
7,908	[1]	Evolent Health, Inc.	217,628
32,446	[1]	Evolus, Inc.	363,071
959,430	[1]	FibroGen, Inc.	8,922,699
51,946	[1,2]	G1 Therapeutics, Inc.	267,002
212,114	[1]	GlycoMimetics, Inc.	152,425
4,032	[1]	Haemonetics Corp.	204,301
130,842	[1]	Harpoon Therapeutics, Inc.	294,395
19,680	[1]	IDEAYA Biosciences, Inc.	188,731
861,264	[1]	Immunovant, Inc.	3,970,427
9,311	[1]	InfuSystems Holdings, Inc.	73,836
56,746	[1,2]	Innovage Holding Corp.	260,464
151,672	[1]	Inogen, Inc.	3,834,268
170,258	[1]	Kodiak Sciences, Inc.	1,024,953
34,148	[1]	Kronos Bio, Inc.	161,520
82,693		LeMaitre Vascular, Inc.	3,573,165
2,268	[1]	Ligand Pharmaceuticals, Inc., Class B	210,606
309,045	[1]	MacroGenics, Inc.	2,209,672
206,274	[1]	Magenta Therapeutics, Inc.	294,972
45,557	[1]	MeiraGTx Holdings PLC	468,782
11,472	[1]	Merit Medical Systems, Inc.	711,379
270,121	[1]	Mersana Therapeutics, Inc.	940,021
1,286,852	[1]	MiMedx Group, Inc.	5,083,065
73,695	[1]	Mirum Pharmaceuticals, Inc.	1,752,467
38,419	[1]	NanoString Technologies, Inc.	721,509
119,933	[1]	NeoGenomics, Inc.	1,133,367
111,869	[1]	Nevro Corp.	6,901,199
374,788	[1]	NextCure, Inc.	1,559,118
31,669	[1]	NextGen Healthcare, Inc.	596,961
49,344	[1]	NuVasive, Inc.	2,538,255
652,574	[1]	Ocular Therapeutix, Inc.	2,329,689
125,166	[1,2]	Ontrak, Inc.	148,948
558,538	[1]	Organogenesis Holdings, Inc.	3,596,985
34,780	[1]	Orthofix Medical, Inc.	1,078,180
32,067	[1]	Pacira BioSciences, Inc.	2,391,236
337,321	[1]	Pliant Therapeutics, Inc.	1,976,701
21,762	[1]	PMV Pharmaceuticals, Inc.	315,331

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
196,656	[1]	Precision Biosciences, Inc.	$ 391,345
38,174	[1]	Prestige Consumer Healthcare, Inc.	2,086,591
14,863	[1]	Protagonist Therapeutics, Inc.	135,105
198,884	[1]	Puma Biotechnology, Inc.	469,366
94,964	[1]	Replimune Group, Inc.	1,592,546
368,766	[1]	Rocket Pharmaceuticals, Inc.	3,790,915
726,116	[1]	Sangamo BioSciences, Inc.	3,013,381
5,829	[1]	Scholar Rock Holding Corp.	41,211
62,350		Select Medical Holdings Corp.	1,409,734
225,611	[1]	Selecta Biosciences, Inc.	172,886
948,899	[1]	Seres Therapeutics, Inc.	4,488,292
4,521	[1]	Shockwave Medical, Inc.	683,259
48,217	[1]	Stoke Therapeutics, Inc.	696,254
234,008	[1]	Syros Pharmaceuticals, Inc.	196,988
164,450	[1]	Tabula Rasa HealthCare, Inc.	554,197
734,840	[1]	Tg Therapeutics, Inc.	5,099,790
27,086	[1]	Travere Therapeutics, Inc.	680,671
207,043	[1]	Vanda Pharmaceuticals, Inc.	2,053,867
243,534	[1]	Varex Imaging Corp.	4,834,150
321,127	[1]	Voyager Therapeutics, Inc.	2,353,861
173,691	[1,2]	Zynex, Inc.	1,106,412
		TOTAL	167,618,439
		Industrials—16.4%
48,837		Apogee Enterprises, Inc.	2,148,828
124,628	[1]	Atkore, Inc.	11,976,751
33,536	[1]	Atlas Air Worldwide Holdings, Inc.	2,311,972
141,741	[1]	Beacon Roofing Supply, Inc.	8,452,016
21,537	[1]	BlueLinx Holdings, Inc.	1,435,872
180,276		Boise Cascade Co.	13,625,260
231,952	[1]	Daseke, Inc.	1,948,397
211,219	[1]	Evoqua Water Technologies Corp.	8,805,720
108,824	[1]	Franklin Covey Co.	4,360,578
207,188	[1]	Gibraltar Industries, Inc.	7,839,994
99,652	[1]	GMS, Inc.	4,778,313
14,977		Healthcare Services Group, Inc.	255,957
108,685		Heidrick & Struggles International, Inc.	3,473,573
69,043	[1]	Infrastructure and Energy Alternatives, Inc.	645,552
196,159	[1]	Mistras Group, Inc.	1,116,145
303,184	[1]	MRC Global, Inc.	3,635,176
58,981	[1]	MYR Group, Inc.	4,664,807
328,978		Pitney Bowes, Inc.	1,733,714
174,319	[1]	Proto Labs, Inc.	7,427,732
81,329		REV Group, Inc.	969,442
32,066	[1]	Saia, Inc.	6,604,313
28,082		Tennant Co.	1,813,535
12,531		Terex Corp.	426,054
71,487	[1]	TPI Composites, Inc.	817,811
4,779	[1]	TriNet Group, Inc.	423,897
10,695		Watts Industries, Inc., Class A	1,363,185
31,700	[1]	WESCO International, Inc.	3,907,342
198,738	[1]	Willscot Corp.	6,975,704
		TOTAL	113,937,640

Shares			Value
		COMMON STOCKS—continued
		Information Technology—21.6%
506,830	[1]	3D Systems Corp.	$ 5,747,452
343,759	[1]	8x8, Inc.	3,152,270
29,801	[1]	Altair Engineering, Inc.	1,618,790
139,138	[1]	Axcelis Technologies, Inc.	7,576,064
116,807	[1]	Benefitfocus, Inc.	1,243,995
482,896	[1]	Box, Inc.	14,786,276
1,042,495	[1]	Brightcove, Inc.	7,349,590
150,584	[1]	Cambium Networks Corp.	2,299,418
58,920	[1]	Cerence, Inc.	1,738,140
67,332	[1]	Ceva, Inc.	2,446,845
240,172	[1]	ChannelAdvisor Corp.	3,484,896
84,532	[1,2]	Coda Octopus Group, Inc.	482,678
108,448	[1]	Cohu, Inc.	2,880,379
158,811	[1]	Commvault Systems, Inc.	9,687,471
55,364	[1]	Diebold Nixdorf, Inc.	226,992
8,635		Evertec, Inc.	340,219
21,248	[1]	Evo Payments, Inc.	478,717
52,796	[1]	Exlservice Holding, Inc.	7,188,175
228,585	[1]	Extreme Networks, Inc.	2,194,416
160,029	[1]	Itron, Inc.	7,646,186
39,845	[1,2]	JFrog Ltd.	831,565
22,523		Kulicke & Soffa Industries	1,045,292
8,744	[1]	Lattice Semiconductor Corp.	420,062
134,301	[1]	MA-COM Technology Solutions Holdings, Inc.	6,842,636
193,526	[1]	MaxLinear, Inc.	9,264,090
318,662	[1]	ON24, Inc.	4,037,448
35,167	[1]	OneSpan, Inc.	496,910
32,167	[1]	Qualys, Inc.	4,383,719
53,184	[1,2]	Rackspace Technology, Inc.	525,990
30,271	[1]	Rapid7, Inc.	2,891,486
142,210	[1]	Secureworks Corp.	1,569,998
26,327	[1]	Semtech Corp.	1,569,089
8,001	[1]	Silicon Laboratories, Inc.	1,079,415
62,540	[1]	SMART Global Holdings, Inc.	1,417,156
50,936	[1]	SPS Commerce, Inc.	6,093,474
120,280	[1]	Sumo Logic, Inc.	1,128,226
26,095	[1]	Synaptics, Inc.	3,873,542
84,112	[1]	Telos Corp.	655,232
91,154	[1]	Tenable Holdings, Inc.	5,034,435
300,738	[1]	Upland Software, Inc.	4,487,011
476,609	[1]	Velodyne Lidar, Inc.	896,025
220,076	[1]	Verra Mobility Corp.	3,087,666
491,527	[1]	Yext, Inc.	2,845,941
309,089	[1]	Zuora, Inc.	3,761,613
		TOTAL	150,806,990
		Materials—2.3%
45,375	[1]	Allegheny Technologies, Inc.	1,233,292
29,749		Avient Corp.	1,464,841
39,191		Greif, Inc., Class A	2,378,110
106,953		Koppers Holdings, Inc.	2,594,680
8,705		Louisiana-Pacific Corp.	561,647
19,079		Myers Industries, Inc.	418,402

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
114,888	[1]	O-I Glass, Inc.	$ 1,548,690
86,100	[3]	Rentech, Inc.	0
103,128		Ryerson Holding Corp.	3,796,142
63,700		Warrior Met Coal, Inc.	2,170,259
		TOTAL	16,166,063
		Real Estate—4.3%
226,424	[1]	Cushman & Wakefield PLC	4,052,990
22,542		Marcus & Millichap Co., Inc.	1,009,656
38,098		National Storage Affiliates Trust	2,156,347
102,082		NexPoint Residential Trust, Inc.	9,101,631
230,916		Outfront Media, Inc.	5,911,449
102,439		Plymouth Industrial REIT, Inc.	2,470,829
194,694		RMR Group, Inc./The	5,311,252
		TOTAL	30,014,154
		TOTAL COMMON STOCKS (IDENTIFIED COST $725,206,204)	683,362,187
		INVESTMENT COMPANIES—5.0%
16,182,203		Federated Hermes Government Obligations Fund, Premier Shares, 0.26%	16,182,203
18,339,362		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[4]	18,333,860
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $34,516,063)	34,516,063
		TOTAL INVESTMENT IN SECURITIES—103.1% (IDENTIFIED COST $759,722,267)	717,878,250
		OTHER ASSETS AND LIABILITIES - NET—(3.1)%[5]	(21,449,031)
		TOTAL NET ASSETS—100%	$696,429,219
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2022, were as follows:
Affiliated	Value as of 7/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 4/30/2022	Shares Held as of 4/30/2022	Dividend Income*
Consumer Discretionary:
Xponential Fitness, Inc.	$—	$542,355	$—	$(56,844)	$—	$485,511	23,432	$—
Financials:
StepStone Group, Inc.	$3,292,011	$—	$(1,203,349)	$(1,047,515)	$(160,946)	$880,201	34,356	$25,755
Health Care:
Alector, Inc.	$904,990	$12,583,595	$—	$(5,374,819)	$—	$8,113,766	845,184	$—
Amphastar Pharmaceuticals, Inc.	$708,068	$257,578	$—	$494,299	$—	$1,459,945	41,160	$—
IDEAYA Biosciences, Inc.	$936,610	$825,866	$(827,187)	$(327,122)	$(419,436)	$188,731	19,680	$—
Seres Therapeutics, Inc.	$—	$7,791,581	$(260,578)	$(3,058,314)	$15,603	$4,488,292	948,899	$—
Information Technology:
Brightcove, Inc.	$2,048,152	$7,774,367	$(163,309)	$(2,165,257)	$(144,363)	$7,349,590	1,042,495	$—
Affiliated issuers no longer in the portfolio at period end	$23,600,757	$—	$(19,179,330)	$(4,564,787)	$143,360	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$31,490,588	$29,775,342	$(21,633,753)	$(16,100,359)	$(565,782)	$22,966,036	2,955,206	$25,755

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2021	$6,436,827	$16,730,982	$23,167,809
Purchases at Cost	$102,170,334	$229,597,027	$331,767,361
Proceeds from Sales	$(92,424,958)	$(227,982,552)	$(320,407,510)
Change in Unrealized Appreciation/Depreciation	N/A	$—	N/A
Net Realized Gain/(Loss)	N/A	$(11,597)	$(11,597)
Value as of 4/30/2022	$16,182,203	$18,333,860	$34,516,063
Shares Held as of 4/30/2022	16,182,203	18,339,362	34,521,565
Dividend Income	$3,106	$12,380	$15,486
Gain Distributions Received	$—	$3,021	$3,021

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$19,634,615	$22,782,203

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$674,292,276	$—	$0	$674,292,276
International	9,069,911	—	—	9,069,911
Investment Companies	34,516,063	—	—	34,516,063
TOTAL SECURITIES	$717,878,250	$—	$0	$717,878,250

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust